Financial Risk Management Objectives - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Detail)
€ in Thousands, ฿ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Aug. 13, 2014 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	$ 151,492,000						$ 168,097,000
Financial liabilities denominated in a currency different	34,350,000						49,170,000									$ 0
Foreign currency risk [Member] | United States dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	19,263,000						21,529,000
Financial liabilities denominated in a currency different	$ 4,802,000						$ 25,733,000
Foreign currency risk [Member] | Thai Baht (THB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ฿		฿ 346						฿ 349
Financial liabilities denominated in a currency different | ฿		฿ 87,779						฿ 30
Foreign currency risk [Member] | Singapore dollars (SGD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different					$ 233						$ 170
Financial liabilities denominated in a currency different					$ 20						$ 62
Foreign currency risk [Member] | Taiwan dollar (TWD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different			$ 9,711						$ 5,227
Financial liabilities denominated in a currency different			$ 7,648						$ 4,872
Foreign currency risk [Member] | Renminbi (RMB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ¥				¥ 119						¥ 19
Financial liabilities denominated in a currency different | ¥										¥ 179
Foreign currency risk [Member] | Hong Kong, dollar (HKD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different						$ 7,526						$ 20,005
Financial liabilities denominated in a currency different						$ 83						$ 43
Foreign currency risk [Member] | Australian dollar (AUD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different													$ 66
Foreign currency risk [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial liabilities denominated in a currency different | €														€ 199
Foreign currency risk [Member] | Japanese yen (JPY) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial liabilities denominated in a currency different | ¥															¥ 14,768